Lease Commitments	12 Months Ended
May 31, 2012
Lease Commitments
Lease Commitments

H.    LEASE COMMITMENTS

OPERATING LEASES

The Company conducts its operations in office facilities leased through March 2014. Rental expense for fiscal years 2012 and 2011 was approximately $210,000 and $212,000, respectively.

At May 31, 2012, minimum annual rental commitments under noncancellable leases were as follows (in thousands):

Gross
Fiscal Year	Commitment
2013	165
2014	82

CAPITAL LEASES

In September 2009, the Company acquired capital equipment through a capital lease agreement with a financial institution for a term of 50 months, with a $1 purchase option.  The assets are amortized over the life of the related lease and amortization of the assets is included in depreciation expense for fiscal year 2012 and 2011.  Minimum annual future lease payments under the capital lease as of May 31, 2012 are as follows (in thousands):

2013	$7
2014	3

Minimum lease payment	10
Amount representing interest	(1)

Present value of minimum lease payments	$9

Current	$5
Long Term	$4